Related party transaction and balances - Summary Of Balances With Related Parties (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Current			¥ 12,754,388
Due to Related Parties, Current	¥ 719,400	$ 110,253	719,400
Ms. Shou E Yan [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current			977,770
Ms. Chun E Ye [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current			5,978,355
Ms. Fen Ye [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current			5,798,263
Lianwai Kindergarten [Member] | Rental Advances [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 719,400		¥ 719,400